Commitments and Contingencies, textuals (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Environmental Remediation Obligations Abstract
Insurance Coverage For Pollution	$ 1,000,000,000
Supplemental Calls Review Period	3 years
Unrecorded Unconditional Purchase Obligation [LineItems]
Unrecorded Unconditional Purchase Obligation	138,020,000
[ErikubShippingCompanyIncMember]
Unrecorded Unconditional Purchase Obligation [LineItems]
Contract Price Of Vessels Under Construction	29,000,000
Unrecorded Unconditional Purchase Obligation	17,400,000
[WothoShippingCompanyIncMember]
Unrecorded Unconditional Purchase Obligation [LineItems]
Contract Price Of Vessels Under Construction	29,000,000
Unrecorded Unconditional Purchase Obligation	17,400,000
[AsterShippingCompanyIncMember]
Unrecorded Unconditional Purchase Obligation [LineItems]
Contract Price Of Vessels Under Construction	48,700,000
Unrecorded Unconditional Purchase Obligation	41,395,000
[AerikShippingCompanyIncMember]
Unrecorded Unconditional Purchase Obligation [LineItems]
Contract Price Of Vessels Under Construction	48,700,000
Unrecorded Unconditional Purchase Obligation	41,395,000
[MakurShippingCompanyIncMember]
Unrecorded Unconditional Purchase Obligation [LineItems]
Contract Price Of Vessels To Be Acquired	22,700,000
Unrecorded Unconditional Purchase Obligation	$ 20,430,000